Provision for Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Balance as of January 1,	$ 125	$ 143	$ 139
Assumed in the acquisition of Freescale	121
Increases from tax positions taken during prior periods	1		1
Decreases from tax positions taken during prior periods	(111)	(21)	(4)
Increases from tax positions taken during current period	15	3	7
Decreases relating to settlements with the tax authorities	(2)
Balance as of December 31,	$ 149	$ 125	$ 143